UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: January 31

Date of reporting period: April 30, 2010

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON TARGET

RETIREMENT SERIES

LEGG MASON TARGET RETIREMENT SERIES 2015

LEGG MASON TARGET RETIREMENT SERIES 2020

LEGG MASON TARGET RETIREMENT SERIES 2025

LEGG MASON TARGET RETIREMENT SERIES 2030

LEGG MASON TARGET RETIREMENT SERIES 2035

LEGG MASON TARGET RETIREMENT SERIES 2040

LEGG MASON TARGET RETIREMENT SERIES 2045

LEGG MASON TARGET RETIREMENT SERIES 2050

LEGG MASON TARGET RETIREMENT FUND

FORM N-Q

APRIL 30, 2010

LEGG MASON TARGET RETIREMENT 2015

Schedules of investments (unaudited)	April 30, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 100.9%
iShares Trust iShares MSCI EAFE Index Fund	4,006	$218,047
iShares Russell 1000 Growth Index Fund	1,160	60,912
iShares Russell 1000 Value Index Fund	2,280	142,865
iShares Russell 2000 Index Fund	610	43,664
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	2,532	51,441	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	1,126	50,247	(a)
Legg Mason Charles Street Trust, Inc. - Legg Mason Global Opportunities Bond Fund, Class IS Shares	32,539	338,404	(a)
Legg Mason Global Trust, Inc. Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,890	62,503	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	12,813	157,988	(a)
Legg Mason Partners Equity Trust Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	7,908	77,892	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	475	48,928	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	5,939	77,389	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	19,713	167,561	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	6,342	69,892	*(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	970	40,798
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	2,325	121,597
Western Asset Funds, Inc. Western Asset Core Bond Portfolio, Class IS Shares	48,531	544,034	(a)†
Western Asset High Yield Portfolio, Class IS Shares	4,576	40,771	(a)†

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 100.9% (Cost - $2,004,610#)		2,314,933

Liabilities in Excess of Other Assets - (0.9)%		(19,774)

TOTAL NET ASSETS - 100.0%		$2,295,159

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

†	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2020

Schedules of investments (unaudited) (continued)	April 30, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.9%
iShares Trust iShares MSCI EAFE Index Fund	6,041	$328,811
iShares Russell 1000 Growth Index Fund	1,878	98,614
iShares Russell 1000 Value Index Fund	3,692	231,341
iShares Russell 2000 Index Fund	937	67,070
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	4,070	82,705	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	1,739	77,650	(a)
Legg Mason Charles Street Trust, Inc. - Legg Mason Global Opportunities Bond Fund, Class IS Shares	45,063	468,651	(a)
Legg Mason Global Trust, Inc. Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	4,178	90,365	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	20,083	247,623	(a)
Legg Mason Partners Equity Trust Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	12,650	124,603	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	768	79,070	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	9,613	125,259	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	30,174	256,483	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	1,861	9,472	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	9,162	100,967	*(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,430	60,146
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	2,955	154,546
Western Asset Funds, Inc. Western Asset Core Bond Portfolio, Class IS Shares	54,064	606,053	(a)†
Western Asset High Yield Portfolio, Class IS Shares	1,986	17,695	(a)†

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 98.9% (Cost - $2,841,109#)		3,227,124

Other Assets in Excess of Liabilities - 1.1%		36,841

TOTAL NET ASSETS - 100.0%		$3,263,965

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

†	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2025

Schedules of investments (unaudited) (continued)	April 30, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.2%
iShares Trust iShares MSCI EAFE Index Fund	6,751	$367,457
iShares Russell 1000 Growth Index Fund	2,352	123,504
iShares Russell 1000 Value Index Fund	4,981	312,109
iShares Russell 2000 Index Fund	998	71,437
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	5,521	112,181	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,452	109,440	(a)
Legg Mason Charles Street Trust, Inc. - Legg Mason Global Opportunities Bond Fund, Class IS Shares	47,992	499,116	(a)
Legg Mason Global Trust, Inc. Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	3,480	75,264	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	22,943	282,882	(a)
Legg Mason Partners Equity Trust Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	17,151	168,933	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,045	107,572	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	13,025	169,718	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	33,689	286,359	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	15,468	78,730	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	9,485	104,522	*(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	925	38,905
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	3,437	179,755
Western Asset Funds, Inc. Western Asset Core Bond Portfolio, Class IS Shares	35,589	398,955	(a)†
Western Asset High Yield Portfolio, Class IS Shares	2,541	22,640	(a)†

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 98.2% (Cost - $3,115,046#)		3,509,479

Other Assets in Excess of Liabilities - 1.8%		65,752

TOTAL NET ASSETS - 100.0%		$3,575,231

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

†	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2030

Schedules of investments (unaudited) (continued)	April 30, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.4%
iShares Trust iShares MSCI EAFE Index Fund	5,590	$304,264
iShares Russell 1000 Growth Index Fund	2,462	129,280
iShares Russell 1000 Value Index Fund	4,817	301,833
iShares Russell 2000 Index Fund	736	52,683
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	5,310	107,904	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,267	101,180	(a)
Legg Mason Charles Street Trust, Inc. - Legg Mason Global Opportunities Bond Fund, Class IS Shares	21,263	221,137	(a)
Legg Mason Global Trust, Inc. Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	1,806	39,055	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	18,438	227,339	(a)
Legg Mason Partners Equity Trust Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	16,492	162,442	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,000	102,912	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	12,524	163,190	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	27,951	237,580	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	22,942	116,774	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	7,749	85,398	*(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	403	16,950
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	2,817	147,329
Western Asset Funds, Inc. Western Asset Core Bond Portfolio, Class IS Shares	20,433	229,052	(a)†
Western Asset High Yield Portfolio, Class IS Shares	3,797	33,831	(a)†

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 98.4% (Cost - $2,362,423#)		2,780,133

Other Assets in Excess of Liabilities - 1.6%		44,271

TOTAL NET ASSETS - 100.0%		$2,824,404

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

†	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2035

Schedules of investments (unaudited) (continued)	April 30, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 100.1%
iShares Trust iShares MSCI EAFE Index Fund	6,990	$380,466
iShares Russell 1000 Growth Index Fund	3,684	193,447
iShares Russell 1000 Value Index Fund	7,124	446,390
iShares Russell 2000 Index Fund	913	65,352
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	7,666	155,779	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	3,504	156,429	(a)
Legg Mason Global Trust, Inc. Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	1,467	31,726	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	23,417	288,733	(a)
Legg Mason Partners Equity Trust Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	24,146	237,836	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,549	159,453	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	18,176	236,834	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	34,547	293,650	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	32,243	164,117	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	9,355	103,097	*(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	486	20,441
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	3,335	174,420
Western Asset Funds, Inc. Western Asset Core Bond Portfolio, Class IS Shares	11,531	129,263	(a)†
Western Asset High Yield Portfolio, Class IS Shares	11,207	99,856	(a)†

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 100.1% (Cost - $3,027,887#)		3,337,289

Liabilities in Excess of Other Assets - (0.1)%		(3,827)

TOTAL NET ASSETS - 100.0%		$3,333,462

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

†	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2040

Schedules of investments (unaudited) (continued)	April 30, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.2%
iShares Trust iShares MSCI EAFE Index Fund	4,430	$241,125
iShares Russell 1000 Growth Index Fund	2,872	150,809
iShares Russell 1000 Value Index Fund	5,581	349,706
iShares Russell 2000 Index Fund	1,048	75,016
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	6,047	122,866	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,810	125,456	(a)
Legg Mason Global Trust, Inc. Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,986	64,590	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	15,023	185,239	(a)
Legg Mason Partners Equity Trust Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	19,022	187,368	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,194	122,907	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	14,827	193,196	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	23,828	202,541	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	14,609	74,360	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	10,108	111,385	*(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	990	41,639
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	2,378	124,369
Western Asset Funds, Inc. - Western Asset Core Bond Portfolio, Class IS Shares	8,709	97,625	(a)†

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 98.2% (Cost - $2,171,018#)		2,470,197

Other Assets in Excess of Liabilities - 1.8%		45,024

TOTAL NET ASSETS - 100.0%		$2,515,221

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

†	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2045

Schedules of investments (unaudited) (continued)	April 30, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.1%
iShares Trust iShares MSCI EAFE Index Fund	3,533	$192,301
iShares Russell 1000 Growth Index Fund	2,268	119,093
iShares Russell 1000 Value Index Fund	4,447	278,649
iShares Russell 2000 Index Fund	827	59,197
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	4,683	95,160	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,164	96,580	(a)
Legg Mason Global Trust, Inc. Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,316	50,102	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	11,814	145,661	(a)
Legg Mason Partners Equity Trust Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	14,758	145,371	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	964	99,211	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	11,125	144,963	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	17,506	148,805	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	11,335	57,697	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	7,835	86,340	*(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	783	32,933
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	1,837	96,075
Western Asset Funds, Inc. - Western Asset Core Bond Portfolio, Class IS Shares	6,202	69,519	(a)†

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 98.1% (Cost - $1,680,700#)		1,917,657

Other Assets in Excess of Liabilities - 1.9%		37,569

TOTAL NET ASSETS - 100.0%		$1,955,226

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

†	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2050

Schedules of investments (unaudited) (continued)	April 30, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 96.8%
iShares Trust iShares MSCI EAFE Index Fund	2,570	$139,885
iShares Russell 1000 Growth Index Fund	1,590	83,491
iShares Russell 1000 Value Index Fund	3,240	203,018
iShares Russell 2000 Index Fund	610	43,664
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	3,528	71,687	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	1,657	73,967	(a)
Legg Mason Global Trust, Inc. Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	1,747	37,780	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	8,761	108,019	(a)
Legg Mason Partners Equity Trust Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	11,399	112,278	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	720	74,058	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	8,438	109,946	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	13,186	112,082	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	8,529	43,414	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	6,063	66,809	*(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	565	23,764
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	1,405	73,481
Western Asset Funds, Inc. - Western Asset Core Bond Portfolio, Class IS Shares	4,991	55,953	(a)†

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 96.8% (Cost - $1,281,996#)		1,433,296

Other Assets in Excess of Liabilities - 3.2%		46,696

TOTAL NET ASSETS - 100.0%		$1,479,992

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

†	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT FUND

Schedules of investments (unaudited) (continued)	April 30, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.1%
iShares Trust iShares MSCI EAFE Index Fund	1,932	$105,159
iShares Russell 1000 Growth Index Fund	360	18,904
iShares Russell 1000 Value Index Fund	695	43,549
iShares Russell 2000 Index Fund	530	37,937
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	708	14,387	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	336	14,990	(a)
Legg Mason Charles Street Trust, Inc. - Legg Mason Global Opportunities Bond Fund, Class IS Shares	25,488	265,078	(a)
Legg Mason Global Trust, Inc. Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	1,675	36,228	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	6,233	76,854	(a)
Legg Mason Partners Equity Trust Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	2,157	21,247	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	153	15,715	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	1,612	21,006	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	9,167	77,919	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	5,195	57,248	*(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	560	23,554
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	1,755	91,787
Western Asset Funds, Inc. Western Asset Core Bond Portfolio, Class IS Shares	66,845	749,335	(a)†
Western Asset High Yield Portfolio, Class IS Shares	15,238	135,772	(a)†

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 99.1% (Cost - $1,598,189#)		1,806,669

Other Assets in Excess of Liabilities - 0.9%		16,130

TOTAL NET ASSETS - 100.0%		$1,822,799

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

†	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Target Retirement 2015 (“Retirement 2015”), Legg Mason Target Retirement 2020 (“Retirement 2020”), Legg Mason Target Retirement 2025 (“Retirement 2025”), Legg Mason Target Retirement 2030 (“Retirement 2030”), Legg Mason Target Retirement 2035 (“Retirement 2035”), Legg Mason Target Retirement 2040 (“Retirement 2040”), Legg Mason Target Retirement 2045 (“Retirement 2045”), Legg Mason Target Retirement 2050 (“Retirement 2050”) and Legg Mason Target Retirement Fund (“Retirement Fund”) (collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other funds (“Underlying Funds”) which are mutual funds affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing each Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2015

Investments in underlying funds†	$2,314,933	—	—	$2,314,933

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2020

Investments in underlying funds†	$3,227,124	—	—	$3,227,124

†	See Schedule of Investments for additional detailed categorizations.

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2025

Investments in underlying funds†	$3,509,479	—	—	$3,509,479

†	See Schedule of Investments for additional detailed categorizations.

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2030

Investments in underlying funds†	$2,780,133	—	—	$2,780,133

†	See Schedule of Investments for additional detailed categorizations.

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2035

Investments in underlying funds†	$3,337,289	—	—	$3,337,289

†	See Schedule of Investments for additional detailed categorizations.

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2040

Investments in underlying funds†	$2,470,197	—	—	$2,470,197

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2045

Investments in underlying funds†	$1,917,657	—	—	$1,917,657

†	See Schedule of Investments for additional detailed categorizations.

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2050

Investments in underlying funds†	$1,433,296	—	—	$1,433,296

†	See Schedule of Investments for additional detailed categorizations.

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement Fund

Investments in underlying funds†	$1,806,669	—	—	$1,806,669

†	See Schedule of Investments for additional detailed categorizations.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Retirement 2015	$310,323	—	$310,323
Retirement 2020	386,015	—	386,015
Retirement 2025	394,433	—	394,433
Retirement 2030	417,710	—	417,710
Retirement 2035	316,640	$(7,238)	309,402
Retirement 2040	300,369	(1,190)	299,179
Retirement 2045	236,957	—	236,957
Retirement 2050	156,493	(5,193)	151,300
Retirement Fund	209,990	(1,510)	208,480

Notes to Schedules of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At April 30, 2010, the Funds did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 25, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	June 25, 2010